Cost of sales of goods and services, without considering depreciation and amortization - Cost of sales of goods (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Cost of production
Provision (reversal) for impairment of finished goods and product in progress, note 8(b)	$ (3,851)	$ 1,071	$ 5,471
Cost of sales of goods, without considering depreciation and amortization	457,354	461,942	529,731
cost of sales of products [Member]
Disclosure of cost of sales [Line Items]
Beginning balance of finished goods and products in process, net of depreciation and amortization		22,667	30,031	$ 31,797
Cost of production
Services provided by third parties	166,227	185,028	224,979
Consumption of materials and supplies	93,407	94,929	107,908
Direct labor	77,781	67,704	75,099
Short-term and low-value leases	26,794	29,329	31,309
Electricity and water	28,729	21,510	17,657
Maintenance and repair	21,601	21,099	25,681
Insurance	16,946	16,118	16,091
Transport	13,589	13,528	17,449
Other minor cost of services	4,510	6,404	17,263
Provision (reversal) for impairment of finished goods and product in progress, note 8(b)	3,851	(1,071)	(5,471)
Total cost of production	453,435	454,578	527,965
Final balance of finished goods and products in process	(18,748)	(33,624)	(30,031)
Write - off of products in process	0	10,957	0
Final balance of finished goods and products in process, net of depreciation and amortization	(18,748)	(22,667)	(30,031)
Cost of sales of goods, without considering depreciation and amortization	$ 457,354	$ 461,942	$ 529,731